Summary of Significant Accounting Policies - Summary of Property, Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	5 years
Bottom of range [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	2 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	20 years
Top of range [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	20 years